Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.6%
	COMMUNICATION SERVICES — 5.4%
26,387	Alphabet, Inc. - Class A*	$3,593,118
26,453	Alphabet, Inc. - Class C*	3,633,320
23,419	IAC/InterActiveCorp*	1,295,773
5,827	Netflix, Inc.*	2,527,053
67,551	ZoomInfo Technologies, Inc. - Class A*	1,217,269
		12,266,533
	CONSUMER DISCRETIONARY — 11.1%
61,570	Amazon.com, Inc.*	8,497,276
31,819	Five Below, Inc.*	5,471,595
22,737	Floor & Decor Holdings, Inc. - Class A*	2,266,879
40,944	Grand Canyon Education, Inc.*	4,800,684
41,802	Starbucks Corp.	4,073,187
		25,109,621
	FINANCIALS — 4.4%
15,173	S&P Global, Inc.	5,930,519
16,206	Visa, Inc. - Class A	3,981,490
		9,912,009
	HEALTH CARE — 22.0%
11,193	Align Technology, Inc.*	4,142,977
35,425	Amedisys, Inc.*	3,321,094
7,191	Charles River Laboratories International, Inc.*	1,487,243
24,584	Danaher Corp.	6,514,760
27,707	Ensign Group, Inc.	2,776,795
10,159	IDEXX Laboratories, Inc.*	5,195,414
10,115	Medpace Holdings, Inc.*	2,733,781
77,754	Privia Health Group, Inc.*	2,041,042
12,314	UnitedHealth Group, Inc.	5,868,606
32,808	Veeva Systems, Inc. - Class A*	6,847,030
21,901	West Pharmaceutical Services, Inc.	8,911,517
		49,840,259
	INDUSTRIALS — 17.2%
117,863	Fastenal Co.	6,786,552
47,079	HEICO Corp.	7,942,698
18,163	Paycom Software, Inc.	5,355,179
10,731	Paylocity Holding Corp.*	2,151,565
98,886	RB Global, Inc.[1]	6,103,244
146,955	Rollins, Inc.	5,815,009
19,263	Verisk Analytics, Inc. - Class A	4,665,884
		38,820,131

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY — 33.3%
34,391	Analog Devices, Inc.	$6,251,596
15,173	ANSYS, Inc.*	4,838,215
46,551	BlackLine, Inc.*	2,795,853
37,008	Globant S.A.*,1	7,567,026
22,231	Guidewire Software, Inc.*	1,921,425
48,531	Microsoft Corp.	15,906,521
7,542	Motorola Solutions, Inc.	2,138,685
22,275	NVIDIA Corp.	10,993,826
28,366	Salesforce, Inc.*	6,281,934
9,763	ServiceNow, Inc.*	5,748,747
16,514	Tyler Technologies, Inc.*	6,579,673
38,899	Workiva, Inc. - Class A*	4,350,853
		75,374,354
	MATERIALS — 1.4%
17,372	Ecolab, Inc.	3,193,147
	REAL ESTATE — 3.8%
104,450	CoStar Group, Inc.*	8,563,856
	TOTAL COMMON STOCKS
	(Cost $113,820,525)	223,079,910
	SHORT-TERM INVESTMENTS — 1.3%
2,961,065	Fidelity Institutional Treasury Fund, 5.13%[2]	2,961,065
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,961,065)	2,961,065
	TOTAL INVESTMENTS — 99.9%
	(Cost $116,781,590)	226,040,975
	Other Assets Less Liabilities — 0.1%	309,323
	NET ASSETS — 100.0%	$226,350,298

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.